Revenue - Sources of revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 129,554	R 112,292	R 114,849
Total revenue	129,677	112,129	113,684
Southern Africa (SA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	97,942	82,402	84,736
United States (US)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	26,545	22,960	23,673
Europe (EU)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	518	2,784	3,024
Australia (AUS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,672	3,983	2,251
Gold mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,691	37,138	30,257
Gold mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	27,930	24,077	23,327
PGM mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	214	74	(836)
Total revenue	68,945	59,547	71,090
PGM mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	65,568	59,682	66,275
Nickel refining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,332	3,626	4,334
Nickel refining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	518	2,784	3,024
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	(91)	(237)	(329)
Total revenue	4,326	3,765	2,126
Zinc | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,763	4,220	2,580
Gold tailings retreatment | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9,129	7,068	5,816
E-scrap recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	13,129	6,306	0
Columbus site recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,218	7,574	13,318
Stream | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 1,299	R 581	R 509